Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
(Loss) for the year, attributable to the owners of the Company (basic), Continuing operations	€ (83,215)	€ (48,096)	€ (30,189)
(Loss) for the year, attributable to the owners of the Company (basic)	€ (83,215)	€ (48,096)	€ (30,189)
Earnings per Share Diluted [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares outstanding	880,161	880,000	16
Weighted average number of ordinary shares outstanding		16
Weighted-average number of Ordinary and Preferred A shares	911,652	880,161	880,000
Earnings per Share Diluted [Member] | Share Split [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued		48	48
Earnings per Share Diluted [Member] | Conversion Of Distributable Reserves Into Shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued		879,936	879,936
Earnings per Share Diluted [Member] | Treasury Shares And RSP 2020 Shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	(11,612)
Earnings per Share Diluted [Member] | Issue of Preference A shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	41,652	161
Earnings per Share Diluted [Member] | RSP Shared Vested [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	1,451